Invested Assets and Investment Income - Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Impairment (loss) / recovery, net	$ 109	$ (304)
Rental income from investment properties	859	840
Total investment income (loss)	20,459	19,318
Investment income	18,249	16,180
Investment expenses	(1,348)	(1,297)
Net investment income (loss)	19,111	18,021
Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	2,210	3,138
Interest income
Disclosure of financial assets [line items]
Investment income	13,761	12,802
Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	3,719	3,318
Impairment loss, net
Disclosure of financial assets [line items]
Investment income	109	304
Other
Disclosure of financial assets [line items]
Investment income	660	364
Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	979	837
Gains (losses)	72	10
Debt securities
Disclosure of financial assets [line items]
Interest income	8,099	7,677
Gains (losses)	(1,665)	414
Impairment (loss) / recovery, net	92	(4)
Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(1,857)	430
Public equities
Disclosure of financial assets [line items]
Gains (losses)	4,324	2,255
Dividend income	814	625
Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	4,178	2,157
Mortgages
Disclosure of financial assets [line items]
Interest income	2,404	2,290
Gains (losses)	(128)	99
Impairment loss, net	105	(150)
Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(151)	99
Private placements
Disclosure of financial assets [line items]
Interest income	2,509	2,318
Gains (losses)	309	375
Impairment (loss) / recovery, net	(47)	(72)
Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	235	375
Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	176	201
Impairment loss, net	(3)	(3)
Real estate
Disclosure of financial assets [line items]
Gains (losses)	(596)	(1,286)
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	460	496
Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(592)	(1,289)
Derivatives
Disclosure of financial assets [line items]
Interest income	(438)	(561)
Gains (losses)	(675)	1,147
Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(859)	875
Other invested assets
Disclosure of financial assets [line items]
Interest income	32	40
Gains (losses)	1,229	488
Impairment (loss) / recovery, net	(38)	(75)
Timber, agriculture and other income	2,445	2,197
Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	1,256	491
FVTPL
Disclosure of financial assets [line items]
Total investment income (loss)	7,071	6,576
Investment income	2,665	2,788
FVTPL | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	4,406	3,788
FVTPL | Interest income
Disclosure of financial assets [line items]
Investment income	(178)	(332)
FVTPL | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	2,489	2,822
FVTPL | Impairment loss, net
Disclosure of financial assets [line items]
Investment income	0	74
FVTPL | Other
Disclosure of financial assets [line items]
Investment income	354	372
FVTPL | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	1	0
Gains (losses)	0	0
FVTPL | Debt securities
Disclosure of financial assets [line items]
Interest income	156	212
Gains (losses)	(44)	152
Impairment (loss) / recovery, net	0	0
FVTPL | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(45)	153
FVTPL | Public equities
Disclosure of financial assets [line items]
Gains (losses)	4,324	2,255
Dividend income	814	625
FVTPL | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	4,178	2,157
FVTPL | Mortgages
Disclosure of financial assets [line items]
Interest income	47	0
Gains (losses)	32	99
Impairment loss, net	0	0
FVTPL | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	32	99
FVTPL | Private placements
Disclosure of financial assets [line items]
Interest income	36	0
Gains (losses)	25	20
Impairment (loss) / recovery, net	0	0
FVTPL | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	25	20
FVTPL | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	0	0
Impairment loss, net	0	0
FVTPL | Real estate
Disclosure of financial assets [line items]
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	0	0
FVTPL | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVTPL | Derivatives
Disclosure of financial assets [line items]
Interest income	(438)	(561)
Gains (losses)	(675)	1,147
FVTPL | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(859)	875
FVTPL | Other invested assets
Disclosure of financial assets [line items]
Interest income	20	17
Gains (losses)	1,098	487
Impairment (loss) / recovery, net	0	(74)
Timber, agriculture and other income	1,675	2,197
FVTPL | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	1,075	484
FVOCI
Disclosure of financial assets [line items]
Total investment income (loss)	11,299	13,456
Investment income	13,030	12,817
FVOCI | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(1,731)	639
FVOCI | Interest income
Disclosure of financial assets [line items]
Investment income	12,580	12,905
FVOCI | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	0	0
FVOCI | Impairment loss, net
Disclosure of financial assets [line items]
Investment income	141	76
FVOCI | Other
Disclosure of financial assets [line items]
Investment income	309	(12)
FVOCI | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	978	837
Gains (losses)	72	10
FVOCI | Debt securities
Disclosure of financial assets [line items]
Interest income	7,914	7,437
Gains (losses)	(1,621)	262
Impairment (loss) / recovery, net	92	(4)
FVOCI | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(1,812)	277
FVOCI | Public equities
Disclosure of financial assets [line items]
Gains (losses)	0	0
Dividend income	0	0
FVOCI | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Mortgages
Disclosure of financial assets [line items]
Interest income	1,203	2,290
Gains (losses)	(165)	0
Impairment loss, net	104	0
FVOCI | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(188)	0
FVOCI | Private placements
Disclosure of financial assets [line items]
Interest income	2,473	2,318
Gains (losses)	284	355
Impairment (loss) / recovery, net	(47)	(72)
FVOCI | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	210	355
FVOCI | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	0	0
Impairment loss, net	0	0
FVOCI | Real estate
Disclosure of financial assets [line items]
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	0	0
FVOCI | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Derivatives
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
FVOCI | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Other invested assets
Disclosure of financial assets [line items]
Interest income	12	23
Gains (losses)	8	0
Impairment (loss) / recovery, net	(8)	0
Timber, agriculture and other income	0	0
FVOCI | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	59	7
Other invested assets
Disclosure of financial assets [line items]
Total investment income (loss)	2,089	(714)
Investment income	2,554	575
Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(465)	(1,289)
Other invested assets | Interest income
Disclosure of financial assets [line items]
Investment income	1,359	229
Other invested assets | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	1,230	496
Other invested assets | Impairment loss, net
Disclosure of financial assets [line items]
Investment income	(32)	154
Other invested assets | Other
Disclosure of financial assets [line items]
Investment income	(3)	4
Other invested assets | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Other invested assets | Debt securities
Disclosure of financial assets [line items]
Interest income	29	28
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Other invested assets | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Public equities
Disclosure of financial assets [line items]
Gains (losses)	0	0
Dividend income	0	0
Other invested assets | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Mortgages
Disclosure of financial assets [line items]
Interest income	1,154	0
Gains (losses)	5	0
Impairment loss, net	1	(150)
Other invested assets | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	5	0
Other invested assets | Private placements
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Other invested assets | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	176	201
Impairment loss, net	(3)	(3)
Other invested assets | Real estate
Disclosure of financial assets [line items]
Gains (losses)	(596)	(1,286)
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	460	496
Other invested assets | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(592)	(1,289)
Other invested assets | Derivatives
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Other invested assets | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Other invested assets
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	123	1
Impairment (loss) / recovery, net	(30)	(1)
Timber, agriculture and other income	770	0
Other invested assets | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	$ 122	$ 0